DERIVATIVE WARRANTS LIABILITIES	12 Months Ended
Dec. 31, 2025
Derivative Warrants Liabilities
DERIVATIVE WARRANTS LIABILITIES

NOTE 10 – DERIVATIVE WARRANTS LIABILITIES

a.	On December 21, 2023, the Company issued 2,884,616 warrants (183,414 warrants at an exercise price of US $8.1782 post reverse splits) in connection with its December 2023 Registered direct public offering (“December 2023 Warrants”). The warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions and also the exercise price of the warrant is not denominated in the functional currency of the Company, therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and revalued at the end of each reporting period.

On March 27, 2024, following the March 2024 Public offering, which included the offering of subordinate voting shares at a price lower than the exercise price of the December 2023 Warrants, the exercise price of the December 2023 Warrants was reduced to US $1.3643, and each December 2023 Warrant became convertible into 72.42 subordinate voting shares of the Company.

On August 27, 2024, following the 1:17 reverse stock split, the exercise price of the December 2023 Warrants was updated to $8.1782, and each December 2023 warrant became convertible into 31.7 subordinate voting shares of the Company.

b.	On March 14, 2024, the Company issued 134,166,665 Series A Warrants (41,538 A warrants post reverse splits) and 268,333,330 Series B Warrants (83,075 B warrants post reverse splits) in connection with its March 2024 public offering (“March 2024 A Warrants and B Warrants”). The B warrants include a cashless exercise provision, the A warrants included an alternative cashless provision that allows the holder to exercise the warrant to a share for no consideration, the warrants also include provisions for repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions and also the exercise price of the warrant is not denominated in the functional currency of the Company, therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and revalued at the end of each reporting period. As of March 14, 2024, the value of the A warrant was $0.023 and the B warrant was $0.0209, therefore the value of net proceedings of $7,360,662 was allocated to the derivative liability.

On March 27, 2024, following the 1:190 reverse stock split, the exercise price of the March 2024 A Warrants and B Warrants was reduced to $1.3643, and each B warrant became convertible into 14.21 subordinate voting shares of the Company.

On August 27, 2024, following the 1:17 reverse stock split, the exercise price of the March 2024 A Warrants and B Warrants was reduced to $8.1782, and each B warrant became convertible into 31.7 subordinate voting shares of the Company.

c. On February 26, 2025, the Company entered into an exchange agreement with certain holders of tranches of warrants previously issued by the Company in March 2024 and December 2023. Under the Exchange Agreement, such holders agreed to exchange with the Company some of the outstanding Old Warrants for 2,495,933 new warrants to purchase subordinate voting shares, substantially similar to the Feb 2025 Series B Warrants issued in the Private Placement. If the exercise price of the Exchange Warrants are adjusted to the floor of US$0.76, up to 123,253,146 subordinate voting shares would be issuance upon the exercise of the Exchange Warrants. As a result of the Exchange Agreement, Old Warrants that were exchanged were cancelled as of that date.

d. On February 28, 2025, the Company issued 4,076,736 Series A Warrants and 4,076,736 Series B Warrants in connection with its February 2025 private placement (“February 2025 A Warrants and B Warrants”). If the exercise price of the Warrants are adjusted to the floor of US$0.76, up to 201,315,663 subordinate voting shares would be issuance upon the exercise of the Series B Warrants and up to 27,960,512 subordinate voting shares would be issuance upon the exercise of the Series A Warrants. The warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions and also the exercise price of the warrant is not denominated in the functional currency of the Company, therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and revalued at the end of each reporting period.

e.	During the year ended December 31, 2025, the Company recorded a gain on the revaluation of the total derivative liabilities of $30,414,880 (December 31, 2024 – loss of $28,866,166), in the consolidated statements of Operations and Comprehensive Loss.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 10 – DERIVATIVE WARRANTS LIABILITIES (continued)

f.	The Company engaged an outside valuation company to calculate the fair value of the derivative warrants, the March 2024 A Warrants and the February 2025 B Warrants were valued at the share price for the day of valuation due to the alternative cashless provision while Valuation for the March 2024 B Warrants, the February 2025 A Warrants and the December 2023 Warrants was based on the Monte Carlo simulation model with the following assumptions:

	December 31, 2024		December 31, 2025
Share Price	US$	7.95	US$	0.34
Exercise Price	US$	8.1782	US$	380
Expected life		1.7- 4.2 years		3.20-4.27 years
Risk-free interest rate		4.34%		3.66%
Dividend yield		0.00%		0.00%
Expected volatility		95%		95%
Early exercise threshold	US$	12.2673	US$	570

The following table presents the Monte Carlo assumptions for the dates on which B warrants were exercised:

	April 1, 2024		April 9, 2024		May 17, 2024		May 21, 2024		August 29, 2024		September 3, 2024
Share Price	US$	1.43	US$	1.06	US$	1.1107	US$	1.25	US$	8.3	US$	8.5
Exercise Price	US$	1.3643	US$	1.3643	US$	1.3643	US$	1.3643	US$	8.1782	US$	8.1782
Expected life		4.9534 years		4.9315 years		4.8274 years		4.8164 years		4.5425 years		4.5288 years
Risk-free interest rate		4.35%		4.38%		4.46%		4.45%		3.69%		3.66%
Dividend yield		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Expected volatility		100.9%		102.26%		107.28%		107.25%		100.03%		99.86%
Early exercise threshold	US$	2.0465	US$	2.0465	US$	2.0465	US$	2.0465	US$	12.2673	US$	12.2673

	January 3, 2025		January 6, 2025		February 25, 2025
Share Price	US$	7.94	US$	7.41	US$	5.28
Exercise Price	US$	8.1782	US$	8.1782	US$	8.1782
Expected life		4.19 years		4.19 years		4.05 years
Risk-free interest rate		4.37%		4.37%		4.10%
Dividend yield		0.00%		0.00%		0.00%
Expected volatility		95%		95%		95%
Early exercise threshold	US$	12.2673	US$	12.2673	US$	12.2673

The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2023	$958,146
Issuance of March 2024 warrants	7,360,662
Reclassification to equity on exercise of warrants	(12,667,047)
Changes in fair value and modification of warrants*	28,866,166
Balance as of December 31, 2024	$24,517,927
Issuance of February 2025 warrants	20,552,190
Reclassification to equity on exercise of warrants	(14,649,434)
Changes in fair value and modification of warrants*	(30,414,881)
Balance as of December 31, 2025	$5,802

*	The warrants were modified after each reverse split due to reverse split provision which has impacted the number of warrants, their exercise price and value which is included in the changes in fair value and modification of warrants.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 10 – DERIVATIVE WARRANTS LIABILITIES (continued)

A summary of the warrants outstanding for the year ended December 31, 2025 are summarized as follows:

	Number of December 2023 Warrants		Number of Series March 2024 A Warrants		Number of Series March 2024 B Warrants		Number of Series February 2025 A Warrants	Number of Series February 2025 B Warrants	Number of Pre Funded 2025 Warrants	Number of 2025 Exchange Warrants
Outstanding at January 1, 2023		-		-		-
Issued during the period		2,884,616		-		-
Exercised during the period		-		-		-
Cancelled during the period		-		-		-
Outstanding at December 31, 2023		2,884,616		-		-
Issued during the period				134,166,665		268,333,330
Adjustment following the March 2024 reverse split		(1,785,151)		(127,101,046)		(248,271,760)
Exercised during the period				(7,020,384)		(172,766)
Adjustment following the August 2024 reverse split		(916,051)		(37,689)		(16,570,923)
Exercised during the period		-				(5,299)
Expired during the period		-		-		-
Outstanding at December 31, 2024		184,314		7,546		3,312,582	-	-	-	-
Exchange warrants		(183,414)				(3,286,179)				123,142,329
Issued during the period		-		-		-	27,960,512	201,315,663	2,011,616	-
Exercised during the period		-		(2,462)		(15,575)		(171,760,603)	(2,011,616)	(123,142,329)
Adjustment following the April 2025 reverse split		-		(4,975)		(10,595)	(27,904,592)	(29,494,780)	-	-
Exercised during the period		-		-				(59,289)
Abandonment of warrants							(4,934)
Outstanding at December 31, 2025		-		109		233	50,986	991	0	0
Exercise price at December 31, 2025	US$	-	US$	-	US$	380	380	-	-	-
Remaining life in years		-		0.7		3.2	4.27	1.77